DEBT FACILITIES - Long-term Debt (Details)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 216,300,000		$ 206,200,000
Non-current	2,135,200,000		3,106,000,000.0
U.S. dollar, fixed rate - 3.60% to 4.90%
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 975,000,000.0
Current	17,200,000		0
Non-current	$ 1,202,300,000		1,370,400,000
U.S. dollar, fixed rate - 3.60% to 4.90% | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.60%	3.60%
U.S. dollar, fixed rate - 3.60% to 4.90% | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.90%	4.90%
Canadian dollar, fixed rate - 4.15%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.15%	4.15%
Notional amount	$ 30,000,000.0
Current	2,900,000		0
Non-current	27,100,000		30,000,000.0
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 176,400,000
Current	71,200,000		79,700,000
Non-current	149,300,000		177,100,000
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Notional amount	40,900,000
Current	5,600,000		5,600,000
Non-current	35,100,000		40,700,000
Other
Disclosure of detailed information about borrowings [line items]
Current	15,300,000		8,200,000
Non-current	54,700,000		7,900,000
U.S. dollar
Disclosure of detailed information about borrowings [line items]
Current	60,800,000		91,700,000
Non-current	110,700,000		214,400,000
Other
Disclosure of detailed information about borrowings [line items]
Current	27,000,000.0		21,000,000.0
Non-current	148,700,000		160,700,000
Canadian dollar
Disclosure of detailed information about borrowings [line items]
Current	16,300,000		0
Non-current	407,300,000		391,500,000
U.S. dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current	0		0
Non-current	0		423,300,000
Canadian dollar, variable rate
Disclosure of detailed information about borrowings [line items]
Current	0		0
Non-current	$ 0		$ 290,000,000.0